Note 7 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt, Gross	$ 139,359	$ 157,555
Less: Deferred financing costs	(1,478)	(1,961)
Total long-term debt, net	137,881	155,594
Less: Long-term debt current portion	(16,941)	(15,671)
Add: Deferred financing costs, current portion	572	676
Total long-term debt, non-current, net	121,512	140,599
Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross	53,419	67,247
Loans Payable [Member] | Silkstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross	12,308	13,108
Loans Payable [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross	40,790	42,992
Loans Payable [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross	18,403	19,195
Loans Payable [Member] | Costamare Bulkers Ships Inc. Loan Agreement Entered 2025 [Member]
Long-Term Debt, Gross	$ 14,439	$ 15,013